SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Sep. 30, 2024
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years